Income tax and social contribution - Changes in deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes
Opening balance-assets, net of liabilities	R$ (24,417)	R$ (7,234)
Realization to statement of income	(9,104)	(14,087)	R$ (5,480)
Other changes	(131,892)	(3,096)
Closing balance-assets, net of liabilities	R$ (165,413)	R$ (24,417)	R$ (7,234)